SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	$ 49,646	$ 70,893
Deductions based on tax positions related to the prior year	110,681	(21,247)
Additions based on tax positions related to the current year	29,902
Ending balance	$ 190,229	$ 49,646